Segment Information (Additions to Property, Plant and Equipment, Construction in Progress, Right-of-Use Assets, Lease Prepayments and Other Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	¥ 1,701,302	¥ 1,389,253	¥ 1,909,875
Synthetic fibers [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	294,515	124,188	130,908
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	74,633	112,638	156,189
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	204,021	246,857	525,828
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	1,024,626	806,833	1,076,212
Trading of petrochemical products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	89	0	0
Others [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other assets	¥ 103,418	¥ 98,737	¥ 20,738